Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008 Y
Compensation Plans Option Activity
Share Beginning Balance	811,580	751,404	683,469
Share Granted	132,500	106,750	103,250
Stock options exercised	(9,311)	(4,931)
Share Forfeited	(47,601)	(41,643)	(35,315)
Share Ending Balance	887,168	811,580	751,404
Weighted Average Exercise Price - Beginning Balance	$ 16.72	$ 17.27	$ 18.49
Weighted Average Exercise Price - Granted	$ 16.68	$ 12.57	$ 9.30
Weighted Average Exercise Price - Exercised	$ 10.25	$ 9.30
Weighted Average Exercise Price - Forfeited	$ 17.12	$ 16.92	$ 17.74
Weighted Average Exercise Price - Ending Balance	$ 16.76	$ 16.72	$ 17.27
Weighted Average Remaining Contractual Term	4.4	4.8	5.4	5.9
Aggregate Intrinsic Value	$ 293,930	$ 1,641,148	$ 307,380
Exercisable - Shares	694,793	646,804	593,369
Weighted Average Exercise Price - Exercisable	$ 17.30	$ 17.78	$ 18.13
Weighted Average Remaining Contractual Term - Exercisable	3.3	3.9	4.6
Aggregate Intrinsic Value - Exercisable	183,972	889,576
Options expected to vest, subsequent to - Share	173,994
Options expected to vest - Weighted Average Exercise Price	$ 14.71
Options expected to vest - Weighted Average Remaining Contractual Term	8.6
Options expected to vest - Aggregate Intrinsic Value	$ 101,232